Loans and financing - Narrative (Detail) R$ / shares in Units, flight in Thousands			12 Months Ended
	Jun. 30, 2021 BRL (R$)	Oct. 26, 2020 BRL (R$) session R$ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2018 BRL (R$) flight	Jun. 30, 2021 USD ($)	Oct. 19, 2017 BRL (R$)	Oct. 19, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
VWAP calculation, number of trading sessions | session		30
Unrealized borrowing cost on conversion right recognized as expense			R$ (519,815,000)	R$ (829,213,000)
Borrowings			R$ 8,636,418,000	R$ 10,018,731,000	R$ 7,360,514,000
Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%
Senior notes - 2026
Disclosure of detailed information about borrowings [line items]
Issue amount	R$ 3,052,440,000						$ 600,000,000
Borrowings, interest rate	7.25%						7.25%
Borrowing costs incurred	R$ 75,645,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Issue amount		R$ 1,745,900,000
Maturity term		5 years
Conversion price per share | R$ / shares		R$ 32.2649
Conversion price per reference share | R$ / shares		R$ 25.3058
Minimum redemption period		36 months
Gain loss on devaluation of own shares			R$ 519,815,000		R$ 829,213,000
Convertible debt | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			27.50%
Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Issue amount								R$ 1,297,760,000	$ 400,000,000
Conversion premium rate								5.875%	5.875%
Working Capital Loan One [Member] | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Issue amount			R$ 200,000,000
Borrowings, interest rate			5.40%
Working Capital Loan Two [Member] | Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of detailed information about borrowings [line items]
Issue amount			R$ 27,792,000
Borrowings, interest rate			6.30%
Borrowing costs incurred			R$ 325,000
9th issue [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred						R$ 3,414,000
Number of debentures | flight						50
Debentures						R$ 500,000,000
10th issue [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred						R$ 4,302,000
Number of debentures | flight						20
Debentures						R$ 200,000,000